Financial Guarantees and Condensed Consolidating Financial Statements Narrative (Details)	Mar. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Subsidiary guarantors are owned by PGI	100.00%	100.00%